Note 40 - Fair Value Information	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of fair value measurement [text block]
40.	Fair value information

A.	The different levels that the inputs to valuation techniques are used to measure fair value have been defined as follows:

Level 1:

Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. A market is regarded as active where a market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3:	Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

B.	The Group’s financial assets and liabilities not carried at fair value and for which the carrying amounts approximate their fair values are disclosed in Note 39.

C.	Information of assets and liabilities measured at fair value by level, based on their nature, characteristics and risks, is presented as follows:

(a)	The related information of nature of the assets and liabilities is as follows:

	As of December 31,
	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Financial assets at FVTPL
Investment in a rent-a-captive company	$-	$-	$1,000	$1,000	$-	$-	$1,000	$1,000
Investment in SAFE	-	-	4,000,000	4,000,000	-	-	-	-
Convertible loan	-	-	500,000	500,000	-	-	-	-
	$-	$-	$4,501,000	$4,501,000	$-	$-	$1,000	$1,000

Liabilities
Financial liabilities at FVTPL
Stock warrant liabilities	$241,006	$-	$-	$241,006	$910,263	$-	$19,172,009	$20,082,272

(b)	The methods and assumptions the Group used to measure fair value of warrant liabilities categorized within Level 1 are based on market quoted closing price.

(c)	The methods and assumptions the Group used to measure fair value of investment in a rent-a-captive company categorized within Level 3 are based on net asset value.

(d)

The output of valuation model is an estimated value and the valuation technique may not be able to capture all relevant factors of the Group’s financial and non-financial assets and liabilities. Therefore, the estimated value derived using valuation model is adjusted accordingly with additional inputs, for example, model risk or liquidity risk, etc. In accordance with the Group’s management policies and relevant control procedures relating to the valuation models used for fair value measurement, management believes adjustment to valuation is necessary in order to reasonably represent the fair value of financial and non-financial assets and liabilities, as applicable in the consolidated balance sheets. The inputs and pricing information used during valuation are carefully assessed and adjusted based on current market conditions.

(e)

The Group takes into account adjustments for credit risks to measure the fair value of financial and non-financial assets and liabilities to reflect credit risk of the counterparty and the Group’s credit quality.

(f)	For the years ended December 31, 2025 and 2024, there was no transfers between Level 1 and Level 2, and no transfers into or out of level 3.

(g)

Convertible loan to Astrikos AI is recognized as a financial asset. Given the proximity of the loan disbursement date to the period-end date, the fair value of the financial asset at period-end is considered to approximate its fair value at initial recognition.

D.	For details of changes in Level 3 instruments for the years ended December 31, 2025 and 2024 refer to Note 6, 21 and 22.

The Group is in charge of valuation procedures for fair value measurements being categorized within Level 3, which is to verify independent fair value of financial instruments. Such assessment is to ensure the valuation results are reasonable by applying independent information to make results close to current market conditions, confirming the resource of information is independent, reliable and in line with other resources and represented as the exercisable price, and frequently calibrating valuation model, performing back-testing, updating inputs used to the valuation model and making any other necessary adjustments to the fair value. In certain cases, the Group also engages third-party valuation specialists to support the valuation of level 3 financial instruments requiring significant judgment or use of unobservable inputs.

E.

The following is the qualitative information of significant unobservable inputs and sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 fair value measurement:

	Fair value at December 31, 2025	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$1,000	Net asset value	Not applicable	Not applicable	Not applicable

Convertible loan	$500,000	Market approach	Not applicable	Not applicable	Not applicable

Investment in SAFE	$4,000,000	Probability-weighted expected return method	Risk free rate	3.50%	The higher the risk free rate, the lower the fair value
			Credit yield	6.60%	The higher the credit yield rate, the lower the fair value

	Fair value at December 31, 2024	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$1,000	Net asset value	Not applicable	Not applicable	Not applicable

Stock warrant liabilities	$19,172,009	Black-Scholes Model	Risk free rate - series A	4.37%	The higher the risk free rate, the higher the fair value
			Risk free rate - series B	4.40%	The higher the risk free rate, the higher the fair value
			Price volatility - series A	119.07%	No certain positive and negative relationship between stock price volatility and fair value
			Price volatility - series B	119.07%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value

The Group has carefully assessed the valuation models and assumptions used to measure fair value, and the expected changes in fair value are insignificant even if there are reasonably possible changes in inputs.